Debt and Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt and Commitments (Textual) [Abstract]
Borrowings under revolving credit facility	$ 2,250,000,000
Line of credit facility borrowing capacity, replaced	2,000,000,000
Line of credit facility fully transferable amount	100,000,000
Period of Revolving credit facility	4 years
Interest paid in cash	$ 19,000,000	$ 11,000,000	$ 26,000,000
Bank term debt [Member]
Operating Leased Assets [Line Items]
Weighted average interest rate of Bank term debt	9.80%	16.20%
Government loans [Member]
Operating Leased Assets [Line Items]
Weighted average interest rate of Bank term debt	5.80%	2.00%